Sales (Schedule of Sales by Product and Geographical Area) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Sales to external customers	$ 278,966	$ 257,187
Silver-gold concentrates
Disclosure of geographical areas [line items]
Sales to external customers	188,327	183,197
Silver-lead concentrates
Disclosure of geographical areas [line items]
Sales to external customers	43,055	39,936
Zinc concentrates
Disclosure of geographical areas [line items]
Sales to external customers	23,980	33,686
Gold Dore
Disclosure of geographical areas [line items]
Sales to external customers	20,297
Provisional pricing adjustments
Disclosure of geographical areas [line items]
Sales to external customers	3,307	368
PERU
Disclosure of geographical areas [line items]
Sales to external customers	67,643	72,882
PERU | Silver-lead concentrates
Disclosure of geographical areas [line items]
Sales to external customers	43,055	39,936
PERU | Zinc concentrates
Disclosure of geographical areas [line items]
Sales to external customers	23,980	33,686
PERU | Provisional pricing adjustments
Disclosure of geographical areas [line items]
Sales to external customers	608
Provisional pricing adjustment		(740)
MEXICO
Disclosure of geographical areas [line items]
Sales to external customers	191,026	184,305
MEXICO | Silver-gold concentrates
Disclosure of geographical areas [line items]
Sales to external customers	188,327	183,197
MEXICO | Provisional pricing adjustments
Disclosure of geographical areas [line items]
Sales to external customers	2,699	$ 1,108
ARGENTINA
Disclosure of geographical areas [line items]
Sales to external customers	20,297
ARGENTINA | Gold Dore
Disclosure of geographical areas [line items]
Sales to external customers	$ 20,297